(Columbia Overseas Value Fund - ACIRW) | (Columbia Overseas Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund - ACIRW) (Columbia Overseas Value Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Total annual Fund operating expenses		2.01%	2.76%	1.76%	2.26%	2.01%
Fee waivers and/or reimbursements	[3]	(0.45%)	(0.45%)	(0.45%)	(0.45%)	(0.45%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.56%	2.31%	1.31%	1.81%	1.56%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.56% for Class A, 2.31% for Class C, 1.31% for Class I, 1.81% for Class R and 1.56% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	725	1,128	1,557	2,744
Class C Shares	334	814	1,420	3,057
Class I Shares	133	510	912	2,036
Class R Shares	184	663	1,169	2,560
Class W Shares	159	587	1,041	2,302

Expense Example, No Redemption (Columbia Overseas Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Overseas Value Fund - ACIRW)	234	814	1,420	3,057

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

  normally invests no more than 5% of its total assets in a single security;

  typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and

  generally may not invest more than 20% of its total assets in emerging market countries.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

  a company's current operating margins relative to its historic range and future potential; and

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Russia, Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Deposity Receipts Risks – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. No performance information is shown for Class A, Class C and Class R shares because these share classes have not commenced operations as of the date of this prospectus. The inception date for the Fund's Class I and Class W shares is March 30, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.29%

Worst:   3rd quarter 2011:   -18.87%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Europe, Australasia, Far East (EAFE) Value Index (Net), which is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net) and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.

     2009     2010     2011

    33.73%    4.64%  -10.38%

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* Year-to-date return as of March 31, 2012: 10.62%

Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:    32.29%

Worst:  3rd quarter 2011:   -18.87%

Class Z shares - returns before taxes

    Inception Date      1 year     Life of Fund

     March 31, 2008    (10.38%)      (7.44%)

Class Z shares - returns after taxes on distributions

    Inception Date      1 year    Life of Fund

     March 31, 2008    (10.55%)     (7.84%)

Class Z shares - returns after taxes on distributions and sale of Fund shares

    Inception Date      1 year    Life of Fund

     March 31, 2008    (5.81%)      (6.13%)

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

    Inception Date      1 year    Life of Fund

     March 31, 2008    (12.17%)      (7.27%)

Average Annual Total Returns (Columbia Overseas Value Fund) (Columbia Overseas Value Fund - Z)	Inception Date	1 Year	Life of Fund
Class Z Shares	Mar. 31, 2008	(10.38%)	(7.44%)
Class Z Shares returns after taxes on distributions	Mar. 31, 2008	(10.55%)	(7.84%)
Class Z Shares returns after taxes on distributions and sale of Fund shares	Mar. 31, 2008	(5.81%)	(6.13%)
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	Mar. 31, 2008	(12.17%)	(7.27%)

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of March 31, 2012: 10.62%